Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 11, 2022
Entity Registrant Name	Merger Fund
Entity Central Index Key	0000701804
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 11, 2022
Document Effective Date	Feb. 11, 2022
Prospectus Date	Oct. 01, 2021